Acquisition of King's Gaming Promotion Limited (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010
Business Acquisition, Purchase Price Allocation, Intangible Assets Not Amortizable	$ 1,986,550
Business Acquisition, Purchase Price Allocation, Goodwill Amount		15,008,424
Estimated contingent purchase price	48,007,120
Kings Gaming [Member]
Estimated contingent purchase price	75,973,890
Kings Gaming [Member] | Gaming License Deposit [Member]
Business Acquisition, Purchase Price Allocation, Intangible Assets Not Amortizable		12,446
Kings Gaming [Member] | Bad Debt Guarantee [Member]
Business Acquisition, Purchase Price Allocation, Intangible Assets Not Amortizable		466,116
Kings Gaming [Member] | Non Compete Agreement [Member]
Business Acquisition, Purchase Price Allocation, Intangible Assets Not Amortizable		792,304
Kings Gaming [Member] | Profit Interest Agreement [Member]
Business Acquisition, Purchase Price Allocation, Intangible Assets Not Amortizable		$ 59,694,600